MAINTENANCE RIGHTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
MAINTENANCE RIGHTS [Abstract]
Maintenance rights, net beginning balance	$ 131,299	$ 101,969
Acquisitions	189,864	25,033
Capitalized to aircraft improvements	(9,240)	(192)
Maintenance rights settled with retained maintenance payments	(2,369)	(465)
Cash receipts from maintenance rights	(3,013)	0
Maintenance rights associated with aircraft sold	(8,334)	4,954
Maintenance rights, net ending balance	$ 298,207	$ 131,299